SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Net revenues:
Total	$ 2,179,189	$ 2,683,126	$ 2,124,496
Maintenance Services [Member]
Net revenues:
Total	953,258	965,437	902,821
Implementation Services [Member]
Net revenues:
Total	677,499	1,025,021	833,886
Saas Subscription Fees [Member]
Net revenues:
Total	524,620	342,071	277,109
Licensing [Member]
Net revenues:
Total		112,607	94,727
Other [Member]
Net revenues:
Total	$ 23,812	$ 237,990	$ 15,953